EXPLORATION AND EVALUATION EXPENSES AND COST RECOVERIES	3 Months Ended
Jun. 30, 2026
EXPLORATION AND EVALUATION EXPENSES AND COST RECOVERIES

6. EXPLORATION AND EVALUATION EXPENSES AND COST RECOVERIES

During the three months ended June 30, 2026, the Company incurred $298,870 (three months ended June 30, 2025 - $6,567,364) on exploration and evaluation expenses and recorded cost recoveries of $2,698,546 from its partners (three months ended June 30, 2025 - $6,262,208), both of which have been included in the statements of net (income) loss and comprehensive (income) loss. The following tables summarize the exploration and evaluation expenses incurred.

	IKE	JOY	DUKE	OTHER	TOTAL
Three Months Ended June 30, 2026	($)	($)	($)	($)	($)
Assays and analysis	1,692	–	8,763	–	10,455
Drilling	–	–	29,847	10,952	40,799
Environmental	–	–	107	–	107
Equipment rental	4,050	–	2,521	6,262	12,833
Geological, including geophysical	780	–	17,491	40,059	58,330
Graphics	–	–	126	–	126
Operations support	3,784	–	16,852	2,319	22,955
Property acquisition and assessments costs	–	–	139	100,000	100,139
Socioeconomic	2,401	–	6,815	13,780	22,996
Travel and accommodation	–	–	25,688	4,442	30,130
Total	12,707	–	108,349	177,814	298,870

	IKE	JOY	DUKE	OTHER	TOTAL
Three Months Ended June 30, 2025	($)	($)	($)	($)	($)
Assays and analysis	32,389	133,114	53,377	24,400	243,280
Drilling	424	357,201	1,568,494	–	1,926,119
Environmental	330	8,087	8,797	–	17,214
Equipment rental	–	2,470	8,129	2,182	12,781
Freight	–	84,564	81,521	–	166,085
Geological, including geophysical	43,862	370,524	568,944	56,065	1,039,395
Graphics	106	6,521	–	43	6,670
Helicopter and fuel	–	341,149	1,030,136	–	1,371,285
Operations support	6,744	427,305	396,249	–	830,298
Property acquisition and assessments costs	4,225	15,024	4,745	105,200	129,194
Socioeconomic	8,952	145,095	22,500	825	177,372
Technical data	–	–	146	–	146
Travel and accommodation	485	132,139	509,979	4,922	647,525
Total	97,517	2,023,193	4,253,017	193,637	6,567,364

Below is a summary of the Company’s major exploration property interests, together with the material property transactions.

(a) IKE District

The IKE District is subject to the following royalties:

•	A 1% net smelter return (“NSR’) on the IKE Property mineral claims capped at $2 million, which can be repurchased at any time for $2 million. An additional 2% NSR, subject to the Company retaining the right to purchase up to the entire royalty amount by the payment of up to $4 million. The Company has also agreed to make annual advance royalty payments of $50,000 to the holders of the 2% NSR royalty interest and, upon completion of a positive feasibility study, to issue to these same parties 500,000 common shares.

•	A 2% NSR on the Granite Property mineral claims which can be purchased for $2 million. In addition, there is an underlying 2.5% NSR royalty on certain mineral claims within the Granite Property, which can be purchased at any time for $1.5 million less any amount of royalty already paid.

•	The entire IKE District is subject to a 1% NSR royalty from mine production capped at a total of $5 million.

(b) JOY District (Note 7)

The JOY District is comprised of: the AuRORA Au-Cu-Ag Deposit, PINE Au-Cu Deposit, and the TWINs and CANYON Au-Cu Discoveries together with Paula Property, JOY Property, Brenda Property and PIL Property.

JOY District Agreement with Freeport

On May 11, 2021, the Company and Freeport-McMoRan Mineral Properties Canada Inc. (“Freeport”), a wholly owned subsidiary of Freeport-McMoRan Inc. (NYSE:FCX) entered into a Mineral Property Earn-in Agreement (the “Agreement”) whereby Freeport may acquire up to a 70% ownership interest of the JOY District. To earn an initial 60% interest, Freeport is required to fund $35 million of work expenditures over a 5-year term. On May 11, 2025, Freeport earned the 60% interest under an accelerated timeframe and a private joint venture corporation, Aurora Minerals Ltd. (“AuRORA Minerals”) was established to hold the mineral rights and title and to operate the JOY District (note 8). Freeport also elected to earn an additional 10% interest, for an aggregate 70% interest by sole funding a further $75 million within the following five years at a rate of no less than $10 million per year. Freeport is not obliged to continue funding Stage 2 and may abandon it at any time and revert to the 60:40 ownership arrangement.

The JOY District is subject to the following NSR royalties:

•	On November 21, 2017, Amarc acquired 100% interest in the 7,200 hectare JOY Property from a private vendor. This property is subject to an underlying 3% NSR royalty from production to a former owner, which is capped at $3.5 million.

•	The PINE Property is subject to a 3% NSR royalty capped at $5 million payable from production.

•	A 2.5% net profits interest (“NPI”) on mineral claims comprising approximately 96% of the PINE Property, which are subject to the above 3% NSR with a 1% NSR on the balance of the mineral claims that are not subject to the 3% NSR. The NPI royalty can be reduced to 1.25% at any time for $2.5 million in cash or shares. The 1% NSR royalty can be reduced to 0.5% for $2.5 million in cash or shares.

•	The Paula claim is subject to a 1% NSR royalty payable from commercial production that is capped at $500,000.

(c) DUKE District

In November 2016, the Company agreed to acquire a 100% interest in certain mineral claims from a private company owned by one of its directors, reimbursing $168,996 in acquisition costs. These claims are included in the EIA with Boliden (below).

On July 7, 2023, the Company entered into a mineral property option agreement with an arms-length third party optionor to acquire a 100% interest in and to a property, subject to a 2% NSR royalty in the event of commercial production on the property, payable until $10 million has been paid after which the NSR shall cease. To acquire the property, the Company issued 200,000 common shares and must make annual cash payments of $5,000 to the optionor plus funding an annual scholarship for Indigenous students for a period of 10 years in the amount of $20,000 per year. This property is included in the EIA with Boliden (below).

DUKE District Agreement with Boliden

On November 22, 2022, the Company announced that it had entered into a Mineral Property Earn-in Agreement (the “EIA”) with Boliden Mineral Canada Ltd. (“Boliden”), a wholly-owned subsidiary of the Boliden Group. Under the terms of the EIA, Boliden has a two-staged option to earn up to a 70% interest in the DUKE District. To earn an initial 60% interest Boliden must fund $30 million of exploration and development expenditures within four years of the effective date of the EIA. Upon earning a 60% interest, Boliden can elect to earn an additional 10% interest in the Duke District, for an aggregate 70% interest, by funding an additional $60 million of exploration and development expenditures at a minimum rate of $10 million per year over the ensuing six years. As of December 31, 2025, Boliden had funded $30 million and earned a 60% interest in the Duke District. Boliden elected not to exercise the option to increase its interest from 60% to 70%.

DUKE Joint Venture Agreement

On April 30, 2026, Amarc and Boliden signed a joint venture agreement to jointly operate the DUKE District (the “DUKE JV”) effective April 1, 2026. Concurrently, the EIA was terminated. Boliden appointed Amarc as the operator for the DUKE JV. Under the DUKE JV, Boliden will now participate as to 60% and Amarc 40% in future programs of the DUKE JV, subject to standard dilution provisions in the event of non-participation.

During the three months ended June 30, 2026, the Company recorded 40% of exploration and evaluation expenditures on DUKE JV in the statements of net (income) loss and comprehensive (income) loss. The unspent amount of contributions received from Boliden on DUKE JV is recorded as a liability in the statements of financial position. As at June 30, 2026, the Company recorded advanced contributions balance of $118,246 (March 31, 2026 – $305,349).

(d) Other property transactions

On May 16, 2022, the Company entered into a mineral claims option agreement with an arms-length third party optionor to acquire a 100% interest in and to a property. The property is subject to a 2% NSR royalty in the event of commercial production, payable until $10 million has been paid after which the NSR royalty reduces to 0.5%.

To acquire its interest, the Company paid $100,000 during the year ended March 31, 2023 and shall pay $100,000 on or before May 31, 2023 and each year thereafter to, and including, May 31, 2031 until an aggregate of $1 million has been paid to the optionor. As of June 30, 2026, an aggregate of $500,000 has been paid.